PGIM S&P 500 Buffer 20 ETF - May Expense Example - PGIM S&P 500 Buffer 20 ETF - May - No Share Class	Sep. 01, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	$ 628